STOCK BASED COMPENSATION - Stock-based Compensation Expense (Details) - USD ($) $ in Thousands		3 Months Ended		12 Months Ended
	Sep. 28, 2020	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock based compensation expenses	$ 1,800	$ 2,217	$ 1,259	$ 8,006	$ 5,215
Research and development
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock based compensation expenses		916	713	3,276	2,713
General and administrative expenses
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock based compensation expenses		839	237	3,464	941
Sales and marketing expense
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock based compensation expenses		345	209	894	1,373
Cost of sales
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock based compensation expenses		$ 117	$ 100	$ 372	$ 188